As filed with the Securities and Exchange Commission on December 9, 2020

Securities Act File No. 333-238475

Investment Company Act File No. 811-23570

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

[x] THE SECURITIES ACT OF 1933

[  ] Pre-Effective Amendment No.__

[x] Post-Effective Amendment No. 7

AND/OR

[x] THE INVESTMENT COMPANY ACT OF 1940

[x] Amendment No. 8

Simplify Exchange Traded Funds

(Exact Name of Registrant as Specified in its Charter)

54 W 40th Street

New York NY 10018

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 646-741-2438

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Copy to:

JoAnn M. Strasser

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

[  ] Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

[x] Immediately upon filing pursuant to paragraph (b)

[  ] On (date) pursuant to paragraph (b)

[  ] 60 days after filing pursuant to paragraph (a)(1)

[  ] On (date) pursuant to paragraph (a)(1)

[  ] 75 days after filing pursuant to paragraph (a)(2)

[  ] On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[  ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 7 to the Registration Statement of the Simplify Exchange Traded Funds (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A filed on August 19, 2020. This PEA No. 7 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Pre-Effective Amendment No. 1 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Bexley, and State of Ohio, on the 8th day of December 2020.

Simplify Exchange Traded Funds

By:	/s/ JoAnn M. Strasser
Name:	JoAnn M. Strasser
* Pursuant to Powers of Attorney

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title

Paul Kim*	President, Trustee, Treasurer and Principal Executive and Financial Officer

David Berns*	Secretary

Zung Nguyen*	Trustee

Craig Enders*	Trustee

Christopher Caltagirone*	Trustee

*	Pursuant to Powers of Attorney

/s/ JoAnn M. Strasser
Name:	JoAnn M. Strasser
Title:	Attorney-in-Fact
Date:	December 8, 2020

Exhibit Index

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase